Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Total current assets		$ 6,871,008	$ 1,445,802
Total assets		6,873,001	1,445,802
Current liabilities
Total current liabilities		161,437	28,994
Total liabilities		15,386,102	2,075,994
Commitments and contingencies
Stockholders' deficit
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding	[1]	1,632	743
Accumulated deficit		(8,659,471)	(630,935)
Total stockholders' equity (deficit)		(8,513,101)	(630,192)
Total liabilities and stockholders' equity (deficit)		6,873,001	1,445,802
Surfside Acquisition Inc.
Current assets
Cash		3,464	774
Total current assets		3,464	774
Total assets		3,464	774
Current liabilities
Accounts payable and accrued expenses		10,700	10,700
Note payable - stockholder		147,025	99,525
Total current liabilities		157,725	110,225
Total liabilities		157,725	110,225
Commitments and contingencies
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding		500	500
Accumulated deficit		(154,761)	(109,951)
Total stockholders' equity (deficit)		(154,261)	(109,451)
Total liabilities and stockholders' equity (deficit)		$ 3,464	$ 774

[1]	The authorized shares of common stock in the balance sheets above reflect the historical authorized shares of Deep Fission. Upon the Merger, there were 300,000,000 authorized shares of common stock. Shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 17.32141 as described in Note 2.